CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Balance sheets (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 192,605	$ 29,397	¥ 342,504	¥ 478,200	¥ 800,997
Amounts due from related parties, net	129,383	19,748	28,070
Other receivables	110,025	16,793	287,753
Total assets	1,233,533	188,276	2,647,331
Current liabilities
Other payables and other current liabilities	788,303	120,319	1,175,914
Convertible notes			375,449
Non-current liabilities
Convertible notes, non-current	1,614,040	246,351	1,679,130
Total liabilities	3,229,388	492,903	4,991,978
Shareholders' deficit
Ordinary shares (US$0.0001 par value, 10,000,000 shares authorized as of March 31, 2020 and 2021, respectively; 846,857,596 Class A ordinary shares and 40,809,861 Class B ordinary shares issued and outstanding as of March 31, 2020; 1,071,621,698 Class A ordinary shares and 40,809,861 Class B ordinary shares issued and outstanding as of March 31, 2021)	733	112	581
Additional paid-in capital	13,695,877	2,090,399	13,036,989
Accumulated other comprehensive income	217,747	33,235	106,764
Accumulated deficit	(15,910,049)	(2,428,348)	(15,488,827)
Total shareholders' deficit	(1,995,855)	(304,627)	(2,344,647)	¥ 465,120	¥ 2,371,643	¥ (8,181,625)
Total liabilities and shareholders' deficit	1,233,533	$ 188,276	2,647,331
Parent Company | Reportable Legal Entities
Current assets:
Cash and cash equivalents	346		1,081
Prepaid expenses	4,189		1,027
Amounts due from related parties, net	8,753,029		9,276,465
Other receivables	2,415		2,921
Total assets	8,759,979		9,281,494
Current liabilities
Other payables and other current liabilities	29,007		26,962
Investment deficit in subsidiaries	10,618,691		11,110,402
Amounts due to related parties	90,114		90,251
Convertible notes			375,449
Other current liabilities	17,859		22,923
Non-current liabilities
Total liabilities	10,755,671		11,625,987
Shareholders' deficit
Ordinary shares (US$0.0001 par value, 10,000,000 shares authorized as of March 31, 2020 and 2021, respectively; 846,857,596 Class A ordinary shares and 40,809,861 Class B ordinary shares issued and outstanding as of March 31, 2020; 1,071,621,698 Class A ordinary shares and 40,809,861 Class B ordinary shares issued and outstanding as of March 31, 2021)	733		581
Additional paid-in capital	13,695,877		13,036,989
Accumulated other comprehensive income	217,747		106,764
Accumulated deficit	(15,910,049)		(15,488,827)
Total shareholders' deficit	(1,995,692)		(2,344,493)
Total liabilities and shareholders' deficit	¥ 8,759,979		¥ 9,281,494